Prior year information comparable to transition period (unaudited) (Details 1) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY	Jun. 30, 2010 Prior Year Information Comparable To Transition Period [Member] CNY
Revenue	1,026,168 [1]	$ 1,089,061	6,918,807	29,022	3,013	21,506
Cost of revenue	(779,114)	(847,326)	(5,383,062)	(17,345)	(5,285)	(12,670)
Gross profit	247,054	241,735	1,535,745	11,677	(2,272)	8,836
Operating expenses
General and administrative expenses	271,112	214,261		98,671	89,619	(49,192)
Research and development expenses	7,033	5,043		114	1,156	(20)
Total operating expenses	278,145	219,304		98,785	90,775	(49,212)
Operating income (loss)	(31,091)	22,431	142,507	(87,108)	(93,047)	(40,376)
Other income(expense)
Interest income	14,123	9,050	57,494	22,448	8,489	6,483
Interest and financing expenses	(22,316)	(18,660)	(118,548)	(2,266)	(40)	(1,667)
Exchange loss	(12,834)	1,441	9,153	(2,843)	(16,602)	(4,893)
Unrealized (loss) gain in investment	55,542	0	0	1,946	(548)	(65,086)
Other income	2,251	4,574	29,057	20,634	2,799	1,784
Loss before income tax	12,745	12,954	82,296	(50,753)	(98,982)	(103,755)
Income tax	1,096	(2,145)	(13,630)	(7,104)	(10,915)	(128)
Loss from continuing operations	13,841	10,809	68,666	(57,857)	(109,897)	(103,883)
Lloss from discontinued operations	(2,852)	0	0	(1,314)	(25,378)	(1,314)
Net income (loss)	10,989	$ 10,809	68,666	(59,171)	(135,275)	(103,755)
Loss per ordinary share:
Loss per share from continuing operations - basic and diluted	0.18	$ (0.02)	(0.14)	(0.49)	(0.88)	(0.83)
Loss per share from discontinued operations - basic and diluted	(0.01)	$ 0	0	(0.01)	(0.20)	(0.01)
Loss per share - basic and diluted	0.17	$ (0.02)	(0.14)	(0.50)	(1.08)	(0.84)
Weighted average number of ordinary shares outstanding:
Basic and diluted	110,766,600	110,766,600	110,766,600	118,377,357	125,271,946	125,160,000

[1]	Revenue from countries other than China represent only two months results as a result of PGW acquisition.